Accruals and Other Liabilities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021
Reimbursement payment from depositary bank	$ 13,053
Period of arrangement in which amount recorded ratably as other non-operating income		5 years
Other non-operating income
Reimbursement payment from depositary bank recorded		$ 1,958